CONSOLIDATED STATEMENTS OF OPERATIONS (UNAUDITED) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
CONSOLIDATED STATEMENTS OF OPERATIONS (UNAUDITED) [Abstract]
VOYAGE REVENUES:	$ 108,091	$ 99,046	$ 205,785	$ 201,276
EXPENSES:
Commissions	4,088	1,503	7,852	5,172
Voyage expenses	32,417	25,576	56,944	57,888
Vessel operating expenses	32,907	32,110	64,232	67,650
Depreciation	23,925	23,685	46,196	47,369
Amortization of deferred dry-docking costs	1,220	1,211	2,410	2,268
Management fees (Note 2(a))	3,886	3,967	7,826	7,959
General and administrative expenses	964	952	2,101	1,784
Stock compensation expense	0	14	0	168
Foreign currency (gains)/losses	35	(69)	(123)	(119)
Total expenses	99,442	88,949	187,438	190,139
Operating income	8,649	10,097	18,347	11,137
OTHER INCOME (EXPENSES):
Interest and finance costs, net (Note 7)	(10,394)	(16,111)	(20,019)	(26,409)
Interest income	73	395	158	878
Other, net	(698)	(38)	303	(19)
Total other expenses, net	(11,019)	(15,754)	(19,558)	(25,550)
Net loss	(2,370)	(5,657)	(1,211)	(14,413)
Less: Net loss/(income) attributable to the noncontrolling interest	845	(42)	706	(91)
Net loss attributable to Tsakos Energy Navigation Limited	$ (1,525)	$ (5,699)	$ (505)	$ (14,504)
Loss per share, basic attributable to Tsakos Energy Navigation Limited common shareholders	$ (0.04)	$ (0.1)	$ (0.02)	$ (0.29)
Loss per share, diluted attributable to Tsakos Energy Navigation Limited common shareholders	$ (0.04)	$ (0.1)	$ (0.02)	$ (0.29)
Weighted average number of shares, basic	56,443,237	54,341,534	56,443,237	50,275,135
Weighted average number of shares, diluted	56,443,237	54,341,534	56,443,237	50,275,135